Fair Value - Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Derivative financial assets	$ 169,158	$ 54,583
Total financial assets	287,826	164,509
LIABILITIES
Derivative financial liabilities	113,559	22,561
Deferred contingent payment	0	77,628
Other non-current financial liabilities	1,877	2,740
Total financial liabilities	115,436	102,929
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	5,143,717	5,383,895
Level 1
ASSETS
Derivative financial assets	0	0
Total financial assets	109,017	103,153
LIABILITIES
Derivative financial liabilities	0	0
Deferred contingent payment		0
Other non-current financial liabilities	0	0
Total financial liabilities	0	0
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0	0
Level 2
ASSETS
Derivative financial assets	59,258	42,983
Total financial assets	59,258	42,983
LIABILITIES
Derivative financial liabilities	95,931	6,276
Deferred contingent payment		0
Other non-current financial liabilities	0	0
Total financial liabilities	95,931	6,276
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	5,143,717	5,383,895
Level 3
ASSETS
Derivative financial assets	109,900	11,600
Total financial assets	119,551	18,373
LIABILITIES
Derivative financial liabilities	17,628	16,285
Deferred contingent payment		77,628
Other non-current financial liabilities	1,877	2,740
Total financial liabilities	19,505	96,653
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0	0
First Lien Term Loan
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	4,059,777
First Lien Term Loan | Level 1
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0
First Lien Term Loan | Level 2
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	4,059,777
First Lien Term Loan | Level 3
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0
Senior Notes
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	1,083,940
Senior Notes | Level 1
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0
Senior Notes | Level 2
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	1,083,940
Senior Notes | Level 3
Liabilities at Amortized Cost [Abstract]
Total financial liabilities	0
Previous First Lien Term Loans
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		4,414,525
Previous First Lien Term Loans | Level 1
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		0
Previous First Lien Term Loans | Level 2
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		4,414,525
Previous First Lien Term Loans | Level 3
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		0
USD second lien term loan
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		969,370
USD second lien term loan | Level 1
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		0
USD second lien term loan | Level 2
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		969,370
USD second lien term loan | Level 3
Liabilities at Amortized Cost [Abstract]
Total financial liabilities		0
Bonds – FVOCI
ASSETS
Financial assets available-for-sale	109,017	103,153
Bonds – FVOCI | Level 1
ASSETS
Financial assets available-for-sale	109,017	103,153
Bonds – FVOCI | Level 2
ASSETS
Financial assets available-for-sale	0	0
Bonds – FVOCI | Level 3
ASSETS
Financial assets available-for-sale	0	0
Equity in unquoted companies – FVTPL
ASSETS
Financial assets available-for-sale	9,651	6,773
Equity in unquoted companies – FVTPL | Level 1
ASSETS
Financial assets available-for-sale	0	0
Equity in unquoted companies – FVTPL | Level 2
ASSETS
Financial assets available-for-sale	0	0
Equity in unquoted companies – FVTPL | Level 3
ASSETS
Financial assets available-for-sale	$ 9,651	$ 6,773